Finance Expense	12 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Finance Expense	Finance Expense

	2023 £’000	2022 £’000	2021 £’000
Running costs related to our revolving credit facility	£1,733	£791	£863
Interest payable on leases	1,675	1,126	1,176
Interest payable on leased vehicles	1	2	2
Foreign exchange loss	10,729	—	6,546
Other interest expense	269	381	416
Fair value movement of financial liabilities	419	842	302
Total	£14,826	£3,142	£9,305